Consolidated Statements of Changes in Member's Equity (USD $)	Total GP	Member's Equity	Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2011	$ 1,001,100	$ 1,001,100
Net income (loss)	843	843
Ending balance at Dec. 31, 2012	1,001,943	1,001,943
Member's capital contributions	500,000	500,000
Fund IV, LP capital contributions	7,586,650		7,586,650
Non-controlling interest contribution to consolidated entity	550,000		550,000
Net income (loss)	(867,976)	(14,196)	(853,780)
Offering expenses	(830,391)		(830,391)
Underwriting fees	(734,765)		(734,765)
Distributions	(83,081)	(29,375)	(53,706)
Ending balance at Dec. 31, 2013	$ 7,113,380	$ 1,458,372	$ 5,655,008